Inventories, Net	6 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
Inventories, Net

5. Inventories, Net

As of June 30, 2025 and December 31, 2024, inventories, net consisted of the following balances:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Inventories, net	$3,323,028	$2,171,252